Trade Payables And Accrued Liabilities - Disclosure of trade and other payables explanatory (Parenthetical) (Detail) - CAD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Trade and other non-current payables [abstract]
Termination benefits expense	$ 1,008,848	$ 1,008,848